Commitments and Contingencies - Other ongoing lawsuits and tax investigations (Detail) ₺ in Thousands		1 Months Ended
	Jan. 29, 2021 TRY (₺)	Nov. 30, 2019 TRY (₺) lawsuit	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺)
Other ongoing investigations and lawsuits
Disclosure of commitments and contingencies
Amount paid with reservation of right to take legal action	₺ 13,465	₺ 128,429
Number of lawsuits | lawsuit		3
Ongoing investigations and lawsuits
Disclosure of commitments and contingencies
Provisions			₺ 815,962	₺ 728,516